Additional Information-Financial Statement Schedule I - NOTES TO THE FINANCIAL STATEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Financial Statements, Captions [Line Items]
Cash dividends paid	$ 95,236	$ 12,034
CDTV Holding [Member]
Condensed Financial Statements, Captions [Line Items]
Restricted net assets of consolidated subsidiaries as percentage of consolidated net assets	25.00%
Cash dividends paid	$ 99,293	$ 13,481	$ 0